Vessels, net, textuals (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2018	Oct. 31, 2017	May 30, 2017
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels		$ 92,905
Loss / (gain) on vessels' sale (Note 4)		$ 16,700	$ (945)	$ 2,899
Number of vessels impaired		2	2	7
Number Of Memoranda Of Agreement					5	2	1
Impairment losses (Note 4)		$ 20,654	$ 8,363	$ 118,861
Vessels fair value		$ 29,074	$ 20,050	$ 59,900
Doukato Member [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 5,895